Summary of Significant Accounting Policies - Summary of Changes in Reserve for Future Abandonment Costs (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligations Noncurrent [Abstract]
Future abandonment costs - beginning of period	$ 20,093	$ 14,900	$ 14,900	$ 14,534
Accretion expense	496	401	673	835
New wells placed on production	2	262	310	1,480
Assets held for sale	(3,442)	(628)
Changes in estimates and timing			4,927	(1,796)
Liabilities settled and assets disposed of	(1,177)		(717)	(153)
Future abandonment costs - end of period	$ 15,972	$ 14,935	$ 20,093	$ 14,900